Business Combinations - Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 227,077	R$ 194,972
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration	5,000	39,984
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	106,096	90,456
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	44,021	46,937
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		17,229
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	34,770	19,690
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		11,612
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	23,088	20,377
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		6,662
Mercos [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	19,102	17,512
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		4,481
Smart NX [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration	R$ 5,000